WARRANT LIABILITY - Disclosure of change in fair value of warrants (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value beginning period	$ 11,360	$ 11,264	$ 15,527
New warrants issued			10,935
Change in fair value	10,611	96	(3,981)
Exercise of warrants			(11,217)
Fair value ending period	21,971	11,360	11,264
2020 Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value beginning period	11,189	11,038	0
New warrants issued			10,935
Change in fair value	10,614	151	103
Exercise of warrants			0
Fair value ending period	21,803	11,189	11,038
2014 Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value beginning period	0	0	14,621
New warrants issued			0
Change in fair value	0	0	(3,404)
Exercise of warrants			(11,217)
Fair value ending period	0	0	0
2013 Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value beginning period	171	226	906
New warrants issued			0
Change in fair value	(3)	(55)	(680)
Exercise of warrants			0
Fair value ending period	$ 168	$ 171	$ 226